Cover	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by Allarity Therapeutics, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on August 12, 2022 (the “Original Form 8-K”), in which the Company disclosed that it had received a written notification from its former independent registered public accounting firm, Marcum LLP (“Former Accountant”) that its client-auditor relationship with the Company had ceased to be effective as of August 5, 2022. This Amendment No. 1 is being filed to (i) update certain information under Item 4.01, and (ii) file as an exhibit under Item 9.01(d) of this Amendment No. 1 the letter regarding the change in certifying accountant received from the Former Accountant. This Amendment No. 1 should be read in conjunction with the Original Form 8-K and does not modify or update any disclosure made in the Original Form 8-K unless otherwise amended in this Amendment No. 1.
Document Period End Date	Aug. 08, 2022
Entity File Number	001-41160
Entity Registrant Name	ALLARITY THERAPEUTICS, INC.
Entity Central Index Key	0001860657
Entity Tax Identification Number	87-2147982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 Broadway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	401
Local Phone Number	426-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false